Long-Term Debt - Credit Facilities And Senior Notes (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument
Total	$ 575,000	$ 214,085
Less current portion	20,000	0
Long-term portion	555,000	214,085
$262.1 Million Credit Suisse credit facility | Pegasus-Lance-Seacrown
Debt Instrument
Long-term debt	0	214,085
$340.0 Million Credit Suisse credit facility | Pegasus-Lance-Seacrown-Fareastern
Debt Instrument
Long-term debt	325,000	0
$250.0 Million Senior Unsecured Notes
Debt Instrument
Senior Unsecured Notes	250,000
$250.0 Million Senior Unsecured Notes | Dynagas LNG Partners LP - Dynagas Finance Inc.
Debt Instrument
Senior Unsecured Notes	$ 250,000	$ 0